Income Tax	3 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
17. Income Tax
Our effective income tax rate was
-0.2%
and
-0.6%
for the three months ended March 31, 2021 and 2020. The effective tax rate differs from the U.S. federal rate primarily due to the impacts of the valuation allowance placed on the Company’s deferred tax assets and state minimum taxes.